PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of operations
General and administrative expenses	¥ (208,433,678)	$ (29,357,270)	¥ (259,513,862)	¥ (318,971,686)
Other general expenses	(79,583,586)	(11,209,114)	(485,427,163)	(120,179,989)
Interest income	41,371,162	5,827,006	48,105,125	60,659,015
Interest expense	(14,053,841)	(1,979,442)	(27,987,842)	(15,303,462)
Other income, net	22,783,715	3,209,019	24,404,728	11,750,278
Share of profit (losses) in subsidiaries, net (Note a)	(1,392,002)	(196,059)	(1,598,301)	382,874
Net income (loss)	260,527,601	36,694,544	(461,689,453)	83,571,886
-Foreign currency translation adjustments	672,112	94,665	(11,361,872)	(6,497,403)
Comprehensive income(loss) attributable to ordinary shareholders	269,985,486	38,026,660	(439,301,984)	85,001,016
Parent Company
Condensed statements of operations
General and administrative expenses	(6,637,389)	(934,857)	(6,740,255)	(18,917,120)
Other general expenses			(13,944,926)
Interest income	15,128	2,131	1,924	173,316
Interest expense	(4,723,335)	(665,268)	(5,192,054)
Other income, net	19,969,182	2,812,600	22,765,816
Gains(losses) on investments in equity securities	7,927,075	1,116,505	(76,105,482)	11,519,174
Share of profit (losses) in subsidiaries, net (Note a)	252,765,647	35,601,297	(345,938,204)	95,931,386
Net income (loss)	269,316,308	37,932,408	(425,153,181)	88,706,756
-Foreign currency translation adjustments	672,112	94,665	(11,361,872)	(3,705,740)
-Unrealized gains (losses) on available-for-sale investments	(2,934)	(413)	(2,786,931)
Comprehensive income(loss) attributable to ordinary shareholders	¥ 269,985,486	$ 38,026,660	¥ (439,301,984)	¥ 85,001,016